Since Inception [Member] Expense Example, No Redemption - Putnam Retirement Advantage 2050 Fund - Class C	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 158
Expense Example, No Redemption, 3 Years	490
Expense Example, No Redemption, 5 Years	1,093
Expense Example, No Redemption, 10 Years	$ 2,541